Employee benefits: variable compensation (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		SFr 7,324	[1]	SFr 7,087	[2]	SFr 7,108	[3]
Personnel expenses deferred to the next and following years		5,052		5,806		6,449
Personnel expenses related to share-based compensation		698		820		858
Personnel expenses related to share-based compensation - performance awards		572		699		722
Personnel expenses related to share-based compensation - other variable compensation		26		40		54
Personnel expenses related to share-based compensation - Wealth Management Americas financial advisor compensation		100		81		82
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		99		90		108
Salaries related to share-based compensation		25		39		26
Social security related to share-based compensation		50		27		61
Personnel expenses related to share-based compensation - Equity Plus Plan		25		24		21
Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,613		5,152		5,391
Personnel expenses deferred to the next and following years		1,294		1,637		2,864
Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,712		1,935		1,716
Personnel expenses deferred to the next and following years		3,758		4,169		3,585
Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,090		2,972		3,210
Personnel expenses deferred to the next and following years		1,270		1,527		1,722
Total variable compensation - performance awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,439		2,191		2,535
Personnel expenses deferred to the next and following years		590		671		900
Total variable compensation - performance awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		651		781		675
Personnel expenses deferred to the next and following years		679		856		822
Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,022		1,775		1,980
Personnel expenses deferred to the next and following years		0		0		0
Non-deferred cash | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,047		1,817		2,073
Personnel expenses deferred to the next and following years		0		0		0
Non-deferred cash | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(25)		(42)		(94)
Personnel expenses deferred to the next and following years		0		0		0
Deferred Compensation Awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,068		1,198		1,230
Personnel expenses deferred to the next and following years		1,270		1,527		1,722
Deferred Compensation Awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		392		373		461
Personnel expenses deferred to the next and following years		590		671		900
Deferred Compensation Awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		676		825		769
Personnel expenses deferred to the next and following years		679		856		822
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		572		699		722
Personnel expenses deferred to the next and following years		607		727		861
of which: Equity Ownership Plan | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		235		214		261
Personnel expenses deferred to the next and following years		323		372		524
of which: Equity Ownership Plan | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		337		485		461
Personnel expenses deferred to the next and following years		284		356		338
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		437		428		429
Personnel expenses deferred to the next and following years		607		735		789
of which: Deferred Contingent Capital Plan | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		132		133		172
Personnel expenses deferred to the next and following years		241		266		343
of which: Deferred Contingent Capital Plan | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		304		295		258
Personnel expenses deferred to the next and following years		367		468		446
of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		55		65		67
Personnel expenses deferred to the next and following years		52		60		69
of which: Asset Management EOP | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		26		28
Personnel expenses deferred to the next and following years		27		34		34
of which: Asset Management EOP | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		31		39		38
Personnel expenses deferred to the next and following years		26		27		35
of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4		6		12
Personnel expenses deferred to the next and following years		3		5		3
of which: Other performance awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
of which: Other performance awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4		6		12
Personnel expenses deferred to the next and following years		3		5		3
Total Wealth Management Americas: Financial advisor compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,986		3,697		3,552
Personnel expenses deferred to the next and following years		3,300		3,816		4,186
Total Wealth Management Americas: Financial advisor compensation | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,025		2,695		2,673
Personnel expenses deferred to the next and following years		513		804		1,716
Total Wealth Management Americas: Financial advisor compensation | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		962		1,002		879
Personnel expenses deferred to the next and following years		2,788		3,013		2,470
Financial advisor compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,247		2,898		2,816
Personnel expenses deferred to the next and following years		932		1,089		1,347
Financial advisor compensation | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,995		2,651		2,629
Personnel expenses deferred to the next and following years		153		196		776
Financial advisor compensation | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		252		247		187
Personnel expenses deferred to the next and following years		779		893		571
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,836		2,506		2,460
Personnel expenses deferred to the next and following years		0		0		0
of which: non-deferred cash | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,836		2,506		2,460
Personnel expenses deferred to the next and following years		0		0		0
of which: non-deferred cash | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		100		81		82
Personnel expenses deferred to the next and following years		186		177		182
of which: deferred share-based awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		56		33		37
Personnel expenses deferred to the next and following years		69		57		66
of which: deferred share-based awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		44		48		45
Personnel expenses deferred to the next and following years		117		120		115
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		311		311		275
Personnel expenses deferred to the next and following years		746		912		1,166
of which: deferred cash-based awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		102		112		132
Personnel expenses deferred to the next and following years		84		139		710
of which: deferred cash-based awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		209		199		142
Personnel expenses deferred to the next and following years		662		773		456
Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	740		799		735
Personnel expenses deferred to the next and following years	[4]	2,369		2,727		2,839
Compensation commitments with recruited financial advisors | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	30		43		43
Personnel expenses deferred to the next and following years	[4]	360		607		940
Compensation commitments with recruited financial advisors | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	710		756		692
Personnel expenses deferred to the next and following years	[4]	2,009		2,120		1,899
Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		248		418		346
Personnel expenses deferred to the next and following years		482		463		541
Total variable compensation - other | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		148		266		184
Personnel expenses deferred to the next and following years		191		162		248
Total variable compensation - other | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		99		151		162
Personnel expenses deferred to the next and following years		291		301		293
Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		71		86		76
Personnel expenses deferred to the next and following years		126		71		114
Replacement payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		13		24		11
Personnel expenses deferred to the next and following years		84		40		72
Replacement payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		58		62		65
Personnel expenses deferred to the next and following years		42		31		41
Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(105)		(73)		(86)
Personnel expenses deferred to the next and following years		0		0		0
Forfeiture credits | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
Forfeiture credits | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(105)		(73)		(86)
Personnel expenses deferred to the next and following years		0		0		0
Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		111		217		157
Personnel expenses deferred to the next and following years		0		0		0
Severance payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		111		217		157
Personnel expenses deferred to the next and following years		0		0		0
Severance payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		62		74		117
Personnel expenses deferred to the next and following years		61		50		67
Retention plan and other payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		25		15
Personnel expenses deferred to the next and following years		30		24		15
Retention plan and other payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		37		49		102
Personnel expenses deferred to the next and following years		32		27		52
Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		109		113		81
Personnel expenses deferred to the next and following years		294		341		360
Deferred Contingent Capital Plan: interest expense | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		78		98		160
Deferred Contingent Capital Plan: interest expense | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		109		113		81
Personnel expenses deferred to the next and following years		216		243		200
UBS AG
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		7,209	[5]			7,107	[6]
Personnel expenses deferred to the next and following years		5,013				6,449
Personnel expenses related to share-based compensation		713		819		858
Personnel expenses related to share-based compensation - performance awards		588		698		722
Personnel expenses related to share-based compensation - other variable compensation		25		40		54
Personnel expenses related to share-based compensation - Wealth Management Americas financial advisor compensation		100		81		82
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		95		90		108
Salaries related to share-based compensation		25		39		26
Social security related to share-based compensation		48		27		61
Personnel expenses related to share-based compensation - Equity Plus Plan		22		24		21
UBS AG | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,483				5,391
Personnel expenses deferred to the next and following years		1,274				2,864
UBS AG | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,727				1,716
Personnel expenses deferred to the next and following years		3,739				3,585
UBS AG | Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,996		2,963		3,209
Personnel expenses deferred to the next and following years		1,243		1,527		1,722
UBS AG | Total variable compensation - performance awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,329		2,181		2,534
Personnel expenses deferred to the next and following years		575		671		900
UBS AG | Total variable compensation - performance awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		667		782		675
Personnel expenses deferred to the next and following years		668		856		822
UBS AG | Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,920		1,767		1,979
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Non-deferred cash | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,944		1,808		2,073
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Non-deferred cash | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(24)		(41)		(94)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Deferred Compensation Awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,076		1,196		1,230
Personnel expenses deferred to the next and following years		1,243		1,527		1,722
UBS AG | Deferred Compensation Awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		385		373		461
Personnel expenses deferred to the next and following years		575		671		900
UBS AG | Deferred Compensation Awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		691		823		769
Personnel expenses deferred to the next and following years		668		856		822
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		588		698		722
Personnel expenses deferred to the next and following years		593		727		861
UBS AG | of which: Equity Ownership Plan | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		231		214		261
Personnel expenses deferred to the next and following years		314		372		524
UBS AG | of which: Equity Ownership Plan | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		357		484		461
Personnel expenses deferred to the next and following years		279		356		338
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		429		428		429
Personnel expenses deferred to the next and following years		594		735		789
UBS AG | of which: Deferred Contingent Capital Plan | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		130		133		172
Personnel expenses deferred to the next and following years		234		266		343
UBS AG | of which: Deferred Contingent Capital Plan | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		299		295		258
Personnel expenses deferred to the next and following years		360		468		446
UBS AG | of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		55		65		67
Personnel expenses deferred to the next and following years		52		60		69
UBS AG | of which: Asset Management EOP | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		26		28
Personnel expenses deferred to the next and following years		27		34		34
UBS AG | of which: Asset Management EOP | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		31		39		38
Personnel expenses deferred to the next and following years		26		27		35
UBS AG | of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4		6		12
Personnel expenses deferred to the next and following years		3		5		3
UBS AG | of which: Other performance awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: Other performance awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4		6		12
Personnel expenses deferred to the next and following years		3		5		3
UBS AG | Total Wealth Management Americas: Financial advisor compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,986		3,697		3,552
Personnel expenses deferred to the next and following years		3,300		3,816		4,186
UBS AG | Total Wealth Management Americas: Financial advisor compensation | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,025		2,695		2,673
Personnel expenses deferred to the next and following years		513		804		1,716
UBS AG | Total Wealth Management Americas: Financial advisor compensation | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		962		1,002		879
Personnel expenses deferred to the next and following years		2,788		3,013		2,470
UBS AG | Financial advisor compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,247		2,898		2,816
Personnel expenses deferred to the next and following years		932		1,089		1,347
UBS AG | Financial advisor compensation | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,995		2,651		2,629
Personnel expenses deferred to the next and following years		153		196		776
UBS AG | Financial advisor compensation | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		252		247		187
Personnel expenses deferred to the next and following years		779		893		571
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,836		2,506		2,460
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: non-deferred cash | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,836		2,506		2,460
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: non-deferred cash | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		100		81		82
Personnel expenses deferred to the next and following years		186		177		182
UBS AG | of which: deferred share-based awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		56		33		37
Personnel expenses deferred to the next and following years		69		57		66
UBS AG | of which: deferred share-based awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		44		48		45
Personnel expenses deferred to the next and following years		117		120		115
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		311		311		275
Personnel expenses deferred to the next and following years		746		912		1,166
UBS AG | of which: deferred cash-based awards | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		102		112		132
Personnel expenses deferred to the next and following years		84		139		710
UBS AG | of which: deferred cash-based awards | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		209		199		142
Personnel expenses deferred to the next and following years		662		773		456
UBS AG | Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	740		799		735
Personnel expenses deferred to the next and following years	[4]	2,369		2,727		2,839
UBS AG | Compensation commitments with recruited financial advisors | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	30		43		43
Personnel expenses deferred to the next and following years	[4]	360		607		940
UBS AG | Compensation commitments with recruited financial advisors | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	710		756		692
Personnel expenses deferred to the next and following years	[4]	2,009		2,120		1,899
UBS AG | Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		227		418		346
Personnel expenses deferred to the next and following years		470		463		541
UBS AG | Total variable compensation - other | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		129		265		184
Personnel expenses deferred to the next and following years		186		162		248
UBS AG | Total variable compensation - other | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		98		151		162
Personnel expenses deferred to the next and following years		283		301		293
UBS AG | Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		69		86		76
Personnel expenses deferred to the next and following years		119		71		114
UBS AG | Replacement payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		12		24		11
Personnel expenses deferred to the next and following years		79		40		72
UBS AG | Replacement payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		57		62		65
Personnel expenses deferred to the next and following years		40		31		41
UBS AG | Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(104)		(73)		(86)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Forfeiture credits | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Forfeiture credits | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(104)		(73)		(86)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		217		157
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		217		157
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		61		76		118
Personnel expenses deferred to the next and following years		61		50		67
UBS AG | Retention plan and other payments | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		24		25		15
Personnel expenses deferred to the next and following years		29		24		15
UBS AG | Retention plan and other payments | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		37		51		103
Personnel expenses deferred to the next and following years		31		27		52
UBS AG | Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		108		112		80
Personnel expenses deferred to the next and following years		290		341		360
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to compensation for performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		78		98		160
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to compensation for prior years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		108		112		80
Personnel expenses deferred to the next and following years		SFr 212		SFr 243		SFr 200

[1]
Includes CHF 698 million in expenses related to share-based compensation (performance awards: CHF 572 million; other variable compensation: CHF 26 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 99 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 50 million; Other personnel expenses: CHF 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 721 million.

[2]
Includes CHF 820 million in expenses related to share-based compensation (performance awards: CHF 699 million; other variable compensation: CHF 40 million; Wealth Management Americas financial advisor compensation: CHF 81 million). A further CHF 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 39 million, related to role-based allowances; Social security: CHF 27 million; Other personnel expenses: CHF 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 861 million.

[3]
Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 858 million.

[4]
Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date.

[5]
Includes CHF 713 million in expenses related to share-based compensation (performance awards: CHF 588 million; other variable compensation: CHF 25 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 95 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 48 million; Other personnel expenses: CHF 22 million, related to the Equity Plus Plan).

[6]
Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan).